                              Janus Adviser Series
                        Janus Adviser Money Market Fund
                                 Class A Shares
                                 Class C Shares

                       Supplement dated December 20, 2006
                       to Currently Effective Prospectus

The following replaces the corresponding information related to Janus Adviser Money Market Fund in the FEES AND EXPENSES section under "ANNUAL FUND OPERATING EXPENSES" on page 86 of the Prospectus:

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                                              Total Annual             Net Annual
                                                                                  Fund                    Fund
                               Management   Distribution/Service    Other      Operating     Expense   Operating
                                  Fee           (12b-1) Fees       Expenses     Expenses     Waivers    Expenses
  MONEY MARKET
   Money Market Fund(17) --
      Class A                    0.25%             0.25%            1.91%        2.41%          N/A      2.41%
      Class C                    0.25%             0.25%(18)        2.19%        2.69%          N/A      2.69%

 (17) Janus Capital has agreed to waive the Fund's total operating expenses (excluding the distribution and shareholder servicing fees, brokerage commissions, interest, taxes, and extraordinary expenses) to the extent the Fund's Total Annual Fund Operating Expenses exceed 0.36%. Such waiver is voluntary and could change or be terminated at any time at the discretion of Janus Capital.

 (18) Janus Distributors LLC has contractually agreed to a waiver that will reduce the amount of 12b-1 fees payable by Money Market Fund from 1.00% on Class C Shares to 0.25%. This waiver will continue until at least December 1, 2007.

You should consider this information in deciding whether the Fund is an appropriate investment for you.

                              Janus Adviser Series
                        Janus Adviser Money Market Fund
                                 Class S Shares

                       Supplement dated December 20, 2006
                       to Currently Effective Prospectus

The following replaces the corresponding information related to Janus Adviser Money Market Fund in the FEES AND EXPENSES section under "ANNUAL FUND OPERATING EXPENSES" on page 78 of the Prospectus:

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                                       Total Annual             Net Annual
                                                                           Fund                    Fund
                                Management   Distribution    Other      Operating     Expense   Operating
                                   Fee       (12b-1) Fees   Expenses     Expenses     Waivers    Expenses
  MONEY MARKET
   Money Market Fund(15) --
      Class S                     0.25%         0.25%        1.94%        2.44%          N/A      2.44%

 (15) Janus Capital has agreed to waive the Fund's total operating expenses (excluding the distribution and shareholder servicing fees, administrative services fee, brokerage commissions, interest, taxes, and extraordinary expenses) to the extent the Fund's Total Annual Fund Operating Expenses exceed 0.36%. Such waiver is voluntary and could change or be terminated at any time at the discretion of Janus Capital.

You should consider this information in deciding whether the Fund is an appropriate investment for you.